Investment Strategy - Eaton Vance International Small-Cap Fund - Eaton Vance International Small-Cap Fund	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of foreign small-cap companies (the “80% Policy”). The portfolio managers generally consider foreign small-cap companies to be companies domiciled in and tied economically to one or more countries represented in the MSCI World ex USA Small Cap Index (the “MSCI Index”)(which may include stocks of companies trading in the form of depositary receipts, including American Depositary Receipts, which are either sponsored or unsponsored and Global Depositary Receipts) and having market capitalizations within the range of the MSCI Index. The  MSCI Index is an unmanaged index, consisting, as of February 28, 2026 of 2,172 companies located in 22 developed-market countries and having a market capitalization range of $43 million to $14.7 billion.  The Fund intends to invest in not less than five different countries (primarily developed-marked countries but may include emerging market countries) and more than 25% of the Fund’s total assets may be denominated in any single currency. The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also invest in publicly traded real estate investment trusts (“REITs”).
In managing the Fund, the portfolio managers seek to exploit inefficiencies in the small-cap market through fundamental bottom-up research conducted by the investment adviser’s and sub-adviser’s research staff. The portfolio managers look for companies that, in their opinion, are high in quality or improving in quality. The portfolio managers take a long-term perspective when selecting companies and the quality focus typically leads them to companies  benefitting from structural growth or structural change. Sought after company characteristics may include: a business model with identifiable competitive advantage(s)/barrier(s) to entry, a scalable market opportunity, a solid balance sheet, and a strong management team with a history of good capital allocation. Such companies typically exhibit high or improving returns on capital, strong free cash-flow generation, and positive or inflecting earnings. The portfolio managers also employ a disciplined valuation framework in pursuit of attractive risk adjusted returns. The portfolio managers seek to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. Securities may be sold if, in the opinion of the portfolio managers, the price moves above a fair level of valuation, the company’s fundamentals deteriorate, or to pursue more attractive investment opportunities.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of foreign small-cap companies (the “80% Policy”). The portfolio managers generally consider foreign small-cap companies to be companies domiciled in and tied economically to one or more countries represented in the MSCI World ex USA Small Cap Index (the “MSCI Index”)(which may include stocks of companies trading in the form of depositary receipts, including American Depositary Receipts, which are either sponsored or unsponsored and Global Depositary Receipts) and having market capitalizations within the range of the MSCI Index. The MSCI Index is an unmanaged index, consisting, as of February 28, 2026 of 2,172 companies located in 22 developed-market countries and having a market capitalization range of $43 million to $14.7 billion. The Fund intends to invest in not less than five different countries (primarily developed-marked countries but may include emerging market countries) and more than 25% of the Fund’s total assets may be denominated in any single currency. The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also invest in publicly traded real estate investment trusts (“REITs”).